Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.10%
Advertising–1.55%
Trade Desk, Inc. (The), Class A(b)	713,171	$91,678,132
Aerospace & Defense–0.72%
Axon Enterprise, Inc.(b)	66,178	42,814,519
Apparel Retail–1.22%
TJX Cos., Inc. (The)	576,651	72,479,264
Application Software–6.39%
AppLovin Corp., Class A(b)	93,589	31,516,096
Atlassian Corp., Class A(b)	336,151	88,602,681
Autodesk, Inc.(b)	92,633	27,039,573
Datadog, Inc., Class A(b)	195,288	29,830,242
HubSpot, Inc.(b)	131,127	94,549,123
Salesforce, Inc.	87,470	28,864,225
Samsara, Inc., Class A(b)	531,048	28,405,758
Tyler Technologies, Inc.(b)(c)	78,202	49,202,352
		378,010,050
Asset Management & Custody Banks–5.82%
Ares Management Corp., Class A(c)	450,300	79,581,519
BlackRock, Inc.	51,101	52,266,103
Blackstone, Inc., Class A	358,009	68,411,940
KKR & Co., Inc., Class A	883,948	143,968,610
		344,228,172
Automobile Manufacturers–2.35%
Ferrari N.V. (Italy)(c)	102,276	44,404,148
Tesla, Inc.(b)	274,590	94,777,485
		139,181,633
Broadline Retail–8.28%
Amazon.com, Inc.(b)	2,117,137	440,131,611
MercadoLibre, Inc. (Brazil)(b)	25,085	49,797,989
		489,929,600
Building Products–1.00%
Trane Technologies PLC	142,589	59,348,394
Communications Equipment–2.67%
Arista Networks, Inc.(b)	241,024	97,812,360
Motorola Solutions, Inc.	120,337	60,132,399
		157,944,759
Construction & Engineering–1.43%
Quanta Services, Inc.(c)	245,643	84,628,926
Consumer Finance–1.21%
American Express Co.	235,225	71,668,353
Consumer Staples Merchandise Retail–1.06%
Costco Wholesale Corp.	64,357	62,547,281
Diversified Support Services–1.00%
Cintas Corp.	262,955	59,372,610
Electrical Components & Equipment–2.47%
Eaton Corp. PLC	232,909	87,438,697
Shares		Value
Electrical Components & Equipment–(continued)
Vertiv Holdings Co., Class A	458,616	$58,519,401
		145,958,098
Health Care Equipment–3.69%
Boston Scientific Corp.(b)	1,448,326	131,305,235
Intuitive Surgical, Inc.(b)	161,180	87,359,560
		218,664,795
Health Care REITs–0.51%
Welltower, Inc.(c)	219,683	30,355,797
Heavy Electrical Equipment–0.97%
GE Vernova, Inc.(b)	171,037	57,146,883
Industrial Machinery & Supplies & Components–1.29%
Parker-Hannifin Corp.	108,926	76,564,085
Interactive Media & Services–7.72%
Alphabet, Inc., Class C	970,060	165,385,529
Meta Platforms, Inc., Class A	508,046	291,780,979
		457,166,508
Investment Banking & Brokerage–1.00%
Goldman Sachs Group, Inc. (The)	97,281	59,202,298
Movies & Entertainment–3.93%
Netflix, Inc.(b)	175,789	155,891,443
Spotify Technology S.A. (Sweden)(b)(c)	161,073	76,825,378
		232,716,821
Oil & Gas Storage & Transportation–0.75%
Targa Resources Corp.	216,677	44,267,111
Pharmaceuticals–1.46%
Eli Lilly and Co.	108,762	86,503,857
Property & Casualty Insurance–1.47%
Progressive Corp. (The)	323,642	87,020,861
Real Estate Services–1.37%
CBRE Group, Inc., Class A(b)	577,582	80,855,704
Restaurants–1.95%
Chipotle Mexican Grill, Inc.(b)	825,393	50,778,177
DoorDash, Inc., Class A(b)	357,202	64,467,817
		115,245,994
Semiconductors–16.02%
Broadcom, Inc.	1,010,029	163,705,500
Monolithic Power Systems, Inc.	91,768	52,091,188
NVIDIA Corp.	4,719,158	652,423,593
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	432,066	79,785,308
		948,005,589
Systems Software–9.21%
Microsoft Corp.	977,262	413,831,366
ServiceNow, Inc.(b)	124,970	131,148,517
		544,979,883
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Large Cap Fund

Shares		Value
Technology Hardware, Storage & Peripherals–5.87%
Apple, Inc.	1,463,141	$347,247,254
Trading Companies & Distributors–1.25%
United Rentals, Inc.	85,148	73,738,168
Transaction & Payment Processing Services–3.47%
Fiserv, Inc.(b)	340,664	75,273,117
Mastercard, Inc., Class A	152,489	81,267,488
Visa, Inc., Class A	154,066	48,543,115
		205,083,720
Total Common Stocks & Other Equity Interests (Cost $2,836,681,894)		5,864,555,119
Money Market Funds–0.83%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e)	17,170,094	17,170,094
Invesco Treasury Portfolio, Institutional Class, 4.53%(d)(e)	31,887,185	31,887,185
Total Money Market Funds (Cost $49,057,279)		49,057,279
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $2,885,739,173)		5,913,612,398
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.58%
Invesco Private Government Fund, 4.63%(d)(e)(f)	9,566,101	$9,566,101
Invesco Private Prime Fund, 4.71%(d)(e)(f)	24,563,098	24,570,467
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,136,568)		34,136,568
TOTAL INVESTMENTS IN SECURITIES–100.51% (Cost $2,919,875,741)		5,947,748,966
OTHER ASSETS LESS LIABILITIES—(0.51)%		(29,946,882)
NET ASSETS–100.00%		$5,917,802,084
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,709,236	$94,536,197	$(93,075,339)	$-	$-	$17,170,094	$117,643
Invesco Treasury Portfolio, Institutional Class	29,174,090	175,567,223	(172,854,128)	-	-	31,887,185	216,212
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,023,728	167,302,215	(159,759,842)	-	-	9,566,101	138,755*
Invesco Private Prime Fund	5,215,525	314,175,044	(294,817,675)	(4)	(2,423)	24,570,467	402,084*
Total	$52,122,579	$751,580,679	$(720,506,984)	$(4)	$(2,423)	$83,193,847	$874,694

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Large Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,864,555,119	$—	$—	$5,864,555,119
Money Market Funds	49,057,279	34,136,568	—	83,193,847
Total Investments	$5,913,612,398	$34,136,568	$—	$5,947,748,966
Invesco Discovery Large Cap Fund